As filed with the Securities and Exchange Commission on November 4, 1996

                                                               File No. 33-79742
                                                                        811-8546


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              ____________________

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]

                           Pre-Effective Amendment No.                      [ ]

                        Post-Effective Amendment No. 4                      [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]

                                AMENDMENT NO. 5                             [x]

                            THE BRAMWELL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                   745 Fifth Avenue, New York, New York 10151
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 308-0505

                              ____________________

                              Elizabeth R. Bramwell
                            The Bramwell Funds, Inc.
                   745 Fifth Avenue, New York, New York 10151
               (Name and address of agent for service of process)

                              ____________________

  It is proposed that this filing will become effective (check appropriate box)

            ___  immediately upon filing pursuant to paragraph (b)
             x   on November 4, 1996 pursuant to paragraph (b)
            ___  60 days after filing pursuant to paragraph (a)
            ___  on (date) pursuant to paragraph (a) of rule 485
            ___  75 days after filing pursuant to paragraph (a)(2) of Rule 485
            ___  on (date) pursuant to paragraph (a)(2) of Rule 485

Item 24(a) of Part C of the Registrant's Registration Statement filed with the Securities and Exchange Commission on November 1, 1996 is hereby amended to read as follows:

"Item 24.      Financial Statements and Exhibits.

        (a)    Financial Statements

               Included in Part A of the Registration Statement:
                      Financial Highlights.

               Included in Part B of the Registration Statement:
                      Financial Statements for the periods required by Rule 3-18 promulgated under Regulation S-X, including notes thereto, are incorporated by reference to the Registrant's Annual Report to Shareholders dated as of June 30, 1996 filed with the Securities and Exchange Commission on August 1, 1996."

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 4th day of November, 1996.


                            THE BRAMWELL FUNDS, INC.



                            By:          *
                                ---------------------------
                                Elizabeth R. Bramwell
                                President


        Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


          Signature                   Title                         Date
          ---------                   -----                         ----


              *
--------------------------- Director and President             November 4, 1996
Elizabeth R. Bramwell       (principal executive, financial
                            and accounting officer)



              *             Director                           November 4, 1996
---------------------------
J. Sinclair Armstrong


              *             Director                           November 4, 1996
---------------------------
Isabel H. Benham


              *             Director                           November 4, 1996
---------------------------
George F. Keane


              *             Director                           November 4, 1996
---------------------------
James C. Sargent


              *             Director                           November 4, 1996
---------------------------
Martha R. Seger

*By:    /s/ Margaret A. Bancroft
        ------------------------
        Margaret A. Bancroft
        as Attorney-in-Fact